As Filed with the Securities and Exchange Commission on July 15, 2013

Registration File Nos. 811-22659

333-183060

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-6

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 3	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
AMENDMENT NO. 8	☒

(Check appropriate box or boxes.)

TIAA-CREF LIFE SEPARATE

ACCOUNT VLI-2

(Exact name of registrant)

TIAA-CREF LIFE INSURANCE

COMPANY

(Name of depositor)

730 Third Avenue

New York, NY 10017-3206

(Address of depositor’s principal executive offices)

Depositor’s Telephone Number, including Area Code: (877) 694-0305

Copy to:

John Piller, Esq. TIAA-CREF Life Insurance Company 8500 Andrew Carnegie Boulevard, SSC-C2-04 Charlotte, NC 28262 (704) 988-5681	Ken Reitz, Esq. TIAA-CREF Life Insurance Company 8500 Andrew Carnegie Boulevard, SSC-C2-08 Charlotte, NC 28262 (704) 988-4455
(Name and address of agent for service)	(Name and address of agent for service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b) of Rule 485

☒ on August 13, 2013 pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: M Intelligent Survivorship VUL Flexible Premium Individual Last Survivor Variable Universal Life Insurance Policy.

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

TIAA-CREF Life Separate Account VLI-2

TIAA-CREF Life Insurance Company

PROSPECTUS SUPPLEMENT NUMBER 2

Dated August 13, 2013 to the

M Intelligent Survivorship VUL Prospectus

Dated May 1, 2013

This Supplement amends certain disclosures in the above-referenced prospectus for the Contract with the same name. The revisions to the language in the Contract are subject to regulatory approval and may vary by state. Please read this Supplement carefully and keep it with your prospectus for future reference.

Increase in Maximum Policy Loan Amount

The maximum loan you may take, including any existing indebtedness, is increased from 90% to 100% of the Policy Value, less any Surrender Charge.

For more information on Policy loans, please refer to the Loans section of your prospectus.

EXPLANATORY COMMENT

The prospectus and the statement of additional information included in Post-Effective Amendment No. 1 to the Registration Statement on Form N-6 (File Nos. 333-183060 and 811-22659) filed on April 24, 2013 are incorporated herein by reference.

PART C: OTHER INFORMATION

Item 26. Exhibits

(a)	Board of Directors Resolution establishing TIAA-CREF Life Separate Account VLI-2. (1)

(b)	Custodian Agreements.

(1)	Form of Domestic Custody Agreement between TIAA-CREF Life Insurance Company on behalf of TIAA-CREF Life Separate Account VLI-2 and JPMorgan Chase Bank, N.A. (8)

(c)	Underwriting Contracts.

(1)	Principal Underwriter Distribution Agreement for the TIAA-CREF Life Insurance Company Unit Investment Trust Separate Accounts. (4)

(2)	Cash Disbursement and Reimbursement Agreement for the TIAA-CREF Life Insurance Company Unit Investment Trust Separate Accounts. (4)

(d)	Contracts.

(1)	(a) Flexible Premium Last Survivor Variable Universal Life Insurance Policy. (7)

(b) Estate Protection Rider. (7)

(c) Policy Split Rider. (7)

(d) Enhanced Policy Split Rider. (7)

(e) Overloan Protection Endorsement (6)

(f) Aviation Limitation Endorsement (6)

(g) Policy Endorsement (TCL-JVULPLNPER-END) (10)

(e)	Applications.

(1)	Form of Application. (7)

(f)	Depositor’s Certificate of Incorporation and By-Laws.

(1)	Charter of TIAA-CREF Life Insurance Company (3)

(2)	By-laws of TIAA-CREF Life Insurance Company (3)

(g)	Reinsurance Contracts.

(h)	Participation Agreements.

(1)	Participation Agreement among T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Investment Services, Inc., and TIAA-CREF Life Insurance Company. (4)

(2)	Participation Agreement by and among DFA Investment Dimensions Group Inc., Dimensional Fund Advisors LP, DFA Securities LLC and TIAA-CREF Life Insurance Company. (7)

(3)	Participation Agreement between Vanguard Variable Insurance Fund, and the Vanguard Group, Inc, and Vanguard Marketing Corporation, and TIAA-CREF Life Insurance Company. (7)

(4)	M Fund, Inc. Participation Agreement with TIAA-CREF Life Insurance Company. (5)

(5)	Amendment to Participation Agreement among TIAA-CREF Life, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P., dated March 1, 2012. (5)

(6)	Amendment to Participation Agreement among TIAA-CREF Life, ING Investors Trust, and ING Funds Distributor, LLC with respect to institutional shares, dated March 1, 2012. (5)

(7)	Amendment to Participation Agreement between TIAA-CREF Life and Janus Aspen Series with respect to Institutional Shares, dated March 19, 2012. (5)

(8)	Amendment to Participation Agreement among TIAA-CREF Life, Neuberger Berman Advisers Management Trust, and Neuberger Berman Management, Inc., dated March 7, 2012. (5)

(9)	Amendment to Participation Agreement among TIAA-CREF Life, PIMCO Variable Insurance Trust, and PIMCO Investments LLC, dated February 29, 2012. (5)

(10)	Amendment to Participation Agreement among TIAA-CREF Life, The Prudential Series Fund, Prudential Investments LLC, and Prudential Investment Management Services LLC, March 1, 2012. (5)

(11)	Amendment to Participation Agreement between Principal Variable Contracts Fund, Inc., Principal Funds Distributor Inc. and TIAA-CREF Life Insurance Company, dated as of February 29, 2012. (5)

(12)	Amendment to Participation Agreement among T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Investment Services, Inc., and TIAA-CREF Life Insurance Company dated March 23, 2012. (5)

(13)	Amendment No. 3 to Administrative Services Agreement between Franklin Templeton Services, LLC and TIAA-CREF Life Insurance Company dated April 9, 2012. (5)

(14)	Amendment to Participation Agreement among TIAA-CREF Life, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P. (8)

(15)	Amendment to Participation Agreement among TIAA-CREF Life, Neuberger Berman Advisers Management Trust, and Neuberger Berman Management, Inc. (8)

(16)	Amendment to Participation Agreement among TIAA-CREF Life, The Prudential Series Fund, Prudential Investments LLC, and Prudential Investment Management Services LLC. (8)

(17)	Amendment to Participation Agreement between Principal Variable Contracts Fund, Inc., Principal Funds Distributor Inc. and TIAA-CREF Life Insurance Company. (8)

(18)	Amendment to Participation Agreement among T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Investment Services, Inc., and TIAA-CREF Life Insurance Company. (8)

(19)	Amendment to Participation Agreement by and among DFA Investment Dimensions Group Inc., Dimensional Fund Advisors LP, DFA Securities LLC and TIAA-CREF Life Insurance Company. (8)

(20)	Amendment to Participation Agreement between Vanguard Variable Insurance Fund, and the Vanguard Group, Inc, and Vanguard Marketing Corporation, and TIAA-CREF Life Insurance Company. (8)

(21)	Amendment to Fund Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., TIAA-CREF Life Insurance Company, and TIAA-CREF Institutional and Individual Services, LLC. (9)

(22)	Amendment to Fund Participation Agreement between ING Investors Trust, ING Investments Distributor, LLC, and TIAA-CREF Life Insurance Company. (9)

(23)	Amendment to Fund Participation Agreement between T. Rowe Price Associates, Inc. and TIAA-CREF Life Insurance Company. (9)

(24)	Amendment to Fund Participation Agreement between M Financial Advisers, Inc., M Holdings Securities, Inc., and TIAA-CREF Life Insurance Company. (9)

(25)	Amendment to Fund Participation Agreement between T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Investment Services, Inc., and TIAA-CREF Life Insurance Company. (9)

(i)	Administrative Contracts.

(1)	Form of Administrative Services Agreement by and between McCamish Systems, LLC and Teachers Insurance and Annuity Association of America. (2)

(2)	Form of Investment Accounting Agreement by and between State Street Bank and Trust Company and Teachers Insurance and Annuity Association of America and TIAA-CREF Life Insurance Company on behalf of the Separate Account. (2)

(j)	Other Material Contracts. Not Applicable.

(k)	Legal Opinion. Opinion and Consent of Meredith Kornreich, Esq. as to the legality of the securities being registered *

(l)	Actuarial Opinion. Not Applicable.

(m)	Calculation. Not Applicable.

(n)	Other Opinions.

(1)	Consents of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm. *

(o)	Omitted Financial Statements. Not Applicable.

(p)	Initial Capital Agreements. Not Applicable.

(q)	Transfer and Redemption Procedures pursuant to Rule 6e-3(T)(b)(12)(iii).

(1)	Description Of Issuance, Transfer And Redemption Procedures M Intelligent Flexible Premium Last Survivor Variable Universal Life Insurance Policies Issued By TIAA-CREF Life Insurance Company. (8)

(r)	Powers of Attorney. (9)

(1)	Incorporated by reference to the Registration Statement on Form N-6, filed on January 31, 2012 (File Nos 333-179272 and 811-22659).

(2)	Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6, filed on May 1, 2008 (File Nos 333-128699 and 811-10393).

(3)	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, filed January 31, 2002 (File No. 333-62162).

(4)	Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, filed on April 23, 2012 (File Nos 333-145064 and 811-08963).

(5)	Incorporated by reference to the Registration Statement on Form N-6, filed on April 24, 2012 (File Nos 333-179272 and 811-22659).

(6)	Incorporated by reference to the Registration Statement on Form N-6, filed on January 31, 2012 (File Nos 333-179272 and 811-22659).

(7)	Incorporated by reference to the Registration Statement on Form N-6, filed on August 3, 2012 (File Nos 333-183060 and 811-22659).

(8)	Incorporated by reference to the Registration Statement on Form N-6, filed on October 25, 2012 (File Nos 333-183060 and 811-22659).

(9)	Incorporated by reference to the Registration Statement on Form N-6, filed on April 24, 2013 (File Nos 333-183060 and 811-22659).

(10)	Incorporated by reference to the Registration Statement on Form N-6, filed on June 14, 2013 (File Nos 333-183060 and 811-22659).

*	Filed Herewith

Item 27. Directors and Officers of the Depositor

Name and Principal Business Address*	Position and Offices with Depositor
David M. Anderson	Director, Chairman, President & Chief Executive Officer; Senior Managing Director, TIAA
Kathie Andrade	Director; Senior Managing Director, TIAA
Elizabeth D. Black	Director; Senior Managing Director, TIAA
Matthew Halperin	Director; Senior Managing Director, TIAA
Nancy Heller	Director; Senior Managing Director, TIAA
Eric T. Jones	Director; Senior Managing Director, TIAA
Matthew Kurzweil	Director; Senior Vice President & Corporate Controller, TIAA
Russell Noles	Director; Senior Managing Director & Chief Strategy Officer, TIAA
Ronald R. Pressman	Director; Executive Vice President & Chief Operating Officer, TIAA
Martin Snow	Director; Vice President, TIAA
Linda Dougherty	Vice President & Chief Financial Officer; Vice President & Assistant Controller, TIAA
Margarita Echevarria	Chief Compliance Officer; Vice President & Senior Compliance Officer, TIAA
Jorge Gutierrez	Treasurer; Vice President & Treasurer, TIAA
Meredith Kornreich	General Counsel; Managing Director & Division General Counsel, TIAA
Richard Biegen	Chief Compliance Officer of the Separate Account; Managing Director, Senior Compliance Officer & Compliance Officer of the Separate Accounts, TIAA
Marjorie Pierre-Merritt	Secretary; Vice President & Assistant Corporate Secretary, TIAA

*	The principal business address for each officer and director is 730 Third Avenue, New York, New York 10017-3206

Item 28. Persons Controlled by or under Common Control with the Depositor or Registrant

The following chart indicates subsidiaries of Teachers Insurance and Annuity Association of America. These subsidiaries are included in the financial statements of Teachers Insurance and Annuity Association of America.

All Teachers Insurance and Annuity Association of America subsidiary companies are Delaware corporations, except as indicated.

Item 29. Indemnification

The TIAA-CREF Life bylaws provide that the TIAA-CREF Life Insurance Company will indemnify, in the manner and to the fullest extent permitted by law, each person made or threatened to be made a party to any action, suit or proceeding, whether or not by or in the right of the TIAA-CREF Life Insurance Company, and whether civil, criminal, administrative, investigative or otherwise, by reason of the fact that he or she or his or her testator or intestate is or was a director, officer or employee of the TIAA-CREF Life Insurance Company, or is or was serving at the request of the TIAA-CREF Life Insurance Company as director, officer or employee of any other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise, if such director, officer or employee acted, in good faith, for a purpose which he reasonably believed to be in, or in the case of service for any other corporation or any partnership, joint venture trust, employee benefit plan or other enterprise, not opposed to, the best interests of the TIAA-CREF Life Insurance Company and in criminal actions or proceedings, in addition, had no reasonable cause to believe his or her conduct was unlawful. To the fullest extent permitted by law such indemnification shall include judgments, fines, amounts paid in settlement, and reasonable expenses, including attorneys’ fees. No payment of indemnification, advance or allowance under the foregoing provisions shall be made unless a notice shall have been filed with the Superintendent of Insurance of the State of New York not less than thirty days prior to such payment specifying the persons to be paid, the amounts to be paid, the manner in which payment is authorized and the nature and status, at the time of such notice, of the litigation or threatened litigation.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Securities Act”) may be permitted to officers and directors of the Depositor, pursuant to the foregoing provision or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director or officer in connection with the successful defense of any action, suit or proceeding) is asserted by a director or officer in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriter

(a)	TIAA-CREF Individual and Institutional Services, LLC

(b)	Management.

Name and Principal Business Address*	Positions and Offices with Underwriter
Kathie J. Andrade	President and Chief Executive Officer; Senior Managing Director, TIAA
William C. Bair	Vice President and Chief Financial Officer; Director, TIAA
Yves P. Denize	Vice President and Chief Legal Officer; Managing Director, Division General Counsel & Assistant Secretary, TIAA
Linda Dougherty	Vice President and Controller; Vice President & Assistant Controller, TIAA
Peter Kennedy	Vice President and Chief Operating Officer; Managing Director, TIAA
Samuel Turvey	Chief Compliance Officer; Managing Director & Senior Compliance Officer, TIAA
Jorge Gutierrez	Treasurer; Vice President & Treasurer, TIAA
Marjorie Pierre-Merritt	Secretary; Vice President & Assistant Corporate Secretary, TIAA

*	The address of each Director and Officer is c/o TIAA-CREF Individual and Institutional Services, LLC, 730 Third Avenue, New York, NY 10017-3206

(c)	Compensation From the Registrant. None

Item 31. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained at the Registrant’s home office, 730 Third Avenue, New York, New York 10017, and at other offices of the Registrant located at 8500 Andrew Carnegie Boulevard, Charlotte, North Carolina 28262, as well as at (i) State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, MO 64105; (ii) McCamish Systems LLC, Quality Technology Services, 300 Satellite Blvd, Suwanee, GA 30024 and Iron Mountain, 660 Distribution Drive, Atlanta, GA 30336; and (iii) JPMorgan Chase, 4 Chase Metrotech Center, Brooklyn, New York 11245. In addition, certain duplicated records are maintained at Iron Mountain 22 Kimberly Road East Brunswick, NJ 08816, Citistorage, 5 North 11th Street, Brooklyn, NY 11211, File Vault, 839 Exchange Street, Charlotte, NC 28208.

Item 32. Management Services

All management contracts are discussed in Part A or Part B.

Item 33. Fee Representation

TIAA-CREF Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by TIAA-CREF Life Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, TIAA-CREF Life Separate Account VLI-2, certifies that it meets the requirements of Securities Act of 1933 Rule 485(b) for effectiveness of this registration statement and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Charlotte, and State of North Carolina on the 15th day of July, 2013.

TIAA-CREF LIFE SEPARATE ACCOUNT VLI-2

By:	TIAA-CREF Life Insurance Company (On behalf of the Registrant and itself)

By:	*

David M. Anderson President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons on July 15, 2013 in the capacities indicated.

Signature	Title

David M. Anderson	Chairman, President and Chief Executive Officer; Senior Managing Director, TIAA

* Linda S. Dougherty	Vice President and Chief Financial Officer (Principal Financial and Accounting Officer); Vice President & Assistant Controller, TIAA

* Kathie Andrade	Director; Senior Managing Director, TIAA

* Elizabeth D. Black	Director; Senior Managing Director, TIAA

* Matthew Halperin	Director; Senior Managing Director, TIAA

* Nancy Heller	Director; Senior Managing Director, TIAA

* Eric T. Jones	Director; Senior Managing Director, TIAA

* Matthew Kurzweil	Director; Senior Vice President & Corporate Controller, TIAA

* Russell Noles	Director; Senior Managing Director & Chief Strategy Officer

* Ronald R. Pressman	Director; Executive Vice President & Chief Operating Officer, TIAA

* Martin Snow	Director; Vice President, TIAA

*	Signed by Kenneth W. Reitz, Esq. as attorney-in-fact pursuant to a Power of Attorney effective: April 19, 2013

/s/ Kenneth W. Reitz
Kenneth W. Reitz, Esq.
Attorney-in-fact

EXHIBIT INDEX

(k)	Legality Opinion and Consent of Meredith Kornreich, Esquire.

(n)(1)	Consents of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm

1